CONSOLIDATED STATEMENTS OF INCOME - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Interest and dividend income:
Loans, including fees		¥ 957,579	¥ 1,018,766	¥ 1,380,828
Investments:
Interest		63,050	55,482	89,749
Dividends		83,589	56,847	76,150
Trading account assets		245,146	236,620	221,983
Call loans and funds sold		1,377	2,186	5,434
Receivables under resale agreements and securities borrowing transactions		36,479	42,350	271,598
Deposits in other banks		56,721	44,305	105,430
Total interest and dividend income		1,443,941	1,456,556	2,151,172
Interest expense:
Deposits		76,292	160,315	615,785
Trading account liabilities		59,739	52,682	52,955
Call money and funds purchased		1,093	1,829	8,830
Payables under repurchase agreements and securities lending transactions		40,672	54,655	358,862
Other short-term borrowings		5,623	18,432	29,813
Long-term debt		190,713	180,026	205,136
Total interest expense		374,132	467,939	1,271,381
Net interest income		1,069,809	988,617	879,791
Provision (credit) for credit losses (Note 3 and 5)		214,408	112,776	156,200
Net interest income after provision (credit) for credit losses		855,401	875,841	723,591
Noninterest income (Note 25):
Fee and commission income		980,000	912,684	867,885
Foreign exchange gains (losses)—net (Note 26)	[1]	91,611	89,267	44,345
Trading account gains (losses)—net (Note 26)		(491,947)	120,596	745,692
Investment gains (losses)—net
Debt securities		(14,777)	(22,032)	31,032
Equity securities		(60,563)	850,567	(557,391)
Equity in earnings (losses) of equity method investees—net	[2]	34,587	31,027	34,012
Gains on disposal of premises and equipment		9,943	7,125	2,583
Other noninterest income	[3],[4]	120,936	52,086	139,582
Total noninterest income		669,790	2,041,320	1,307,740
Noninterest expenses:
Salaries and employee benefits		669,474	685,692	677,332
General and administrative expenses		611,326	623,732	649,498
Occupancy expenses		201,987	206,470	214,851
Fee and commission expenses		203,957	190,489	194,010
Provision (credit) for credit losses on off-balance-sheet instruments		(14,819)	18,007	19,262
Other noninterest expenses		95,754	164,007	122,888
Total noninterest expenses		1,767,679	1,888,397	1,877,841
Income (loss) before income tax expense (benefit)		(242,488)	1,028,764	153,490
Income tax expense (Note 19)		(141,017)	210,716	47,175
Net income (loss)		(101,471)	818,048	106,315
Less: Net income (loss) attributable to noncontrolling interests		3,251	236,283	(43,880)
Net income (loss) attributable to MHFG shareholders		¥ (104,722)	¥ 581,765	¥ 150,195
Earnings per common share (Note 18):
Basic net income (loss) per common share		¥ (41.28)	¥ 229.27	¥ 59.19
Diluted net income (loss) per common share	[5]	(41.28)	229.26	59.19
Dividends Per Share [Abstract]
Common stock		¥ 80	¥ 75	¥ 75

[1]	Amounts include realized and unrealized gains and losses on both derivative instruments and nonderivative instruments. Amounts on derivative instruments include gains and losses on forward foreign exchange contracts and currency options. Amounts on nonderivative instruments include translation gains and losses related to foreign currency-denominated debt securities reported as Trading securities.
[2]	These amounts are revenues from contracts that do not meet the scope of ASC 606.
[3]	Part of these amounts are considered to be revenues from contracts that are within the scope of ASC 606.
[4]	These amounts include the net unrealized gains resulting from changes in fair values of structured notes that contain embedded derivatives. See Note 27 “Fair value” for further details.
[5]	For the fiscal years ended March 31, 2020, 2021 and 2022, the performance-based plan under the stock compensation programs could potentially dilute earnings per common share but were not included in the computation of diluted earnings per common share due to their antidilutive effects. In addition, for the fiscal year ended March 31, 2022, the computation of diluted earnings per common share did not assume exercise of stock options, as the effect of such exercise would be anti-dilutive due to net loss.